OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 15, 2017
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield:	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 1.47
Estimated fair value of the Company’s common stock (in Dollars per share)			$ 1.37
Estimated forfeiture rate		0.00%
Minimum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	109.30%	118.56%
Risk free rate:		1.19%
Expected life:	5 years	7 years
Estimated fair value of the Company’s common stock (in Dollars per share)		$ 1.42
Maximum [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	122.82%	130.30%
Risk free rate:		2.37%
Expected life:	10 years	10 years
Estimated fair value of the Company’s common stock (in Dollars per share)		$ 3.99